19. Transactions with Related Parties (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Related Party Transactions [Abstract]
Balance, beginning of year	$ 6,730,842	$ 7,356,906
Loans - New Directors	0	936,445
New loans to existing Principal Officers/Directors	4,491,524	5,582,052
Repayment	(2,094,824)	(7,144,561)
Balance, end of year	$ 9,127,542	$ 6,730,842